Note 5 - Accounts Receivable 1	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note
5
— Accounts Receivable

Accounts receivable consisted of the following as of
June 30, 2019
and
December 31, 2018:

	June 30,	December 31,
	2019	2018
Accounts receivable	$331,534	$227,803
Less: Allowance for doubtful accounts	-	-
Accounts receivable, Net	$331,534	$227,803

The Company had
no
bad debts during the
six
months ended
June 30, 2019
and
2018.

Note
5
— Accounts Receivable

	December 31,	December 31,
	2018	2017
Accounts receivable	$227,803	$333,090
Less: Allowance for doubtful accounts	-	-
Accounts receivable, Net	$227,803	$333,090

The Company had
no
bad debts during the year ended
December 31, 2018
and
2017.